Sale of Certain Agency Business - Narrative (FY) (Details)			3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 20, 2022 USD ($)	Dec. 14, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) Interger	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Other gains (losses)			$ 0	$ (5,000)		$ 59,000	$ 11,664,000	$ 260,000
Venture Holdings, Inc
Other gains (losses)					$ 8,900,000
Purchase price					10,000,000
Paid in cash					$ 1,000,000
Number of promissory notes | Interger						2
Payment annum rate						7.00%
Payment maturity period						5 years
Repayments of Debt	$ 5,000,000	$ 3,000,000
Venture Holdings, Inc | Prepayment Penalty
Repayments of Debt						$ 0
Venture Holdings, Inc | Promissory Notes
Remaining balance paid by promissory note						9,000,000
Venture Holdings, Inc | Promissory Notes One
Remaining balance paid by promissory note	$ 6,000,000					6,000,000
Venture Holdings, Inc | Promissory Notes Two
Remaining balance paid by promissory note						3,000,000
Sycamore Specialty Underwriters | Promissory Notes One
Promissory note assumed as part of contribution of business						$ 1,000,000